Note 6 - Transactions with Related Parties	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
6.	Transactions with Related Parties:

(a)   Central Mare Inc. ("Central Mare") – Letter Agreement and Management Agreements: From July 1, 2010 to March 10, 2014, Central Mare had been performing all operational, technical and commercial functions relating to the chartering and operation of the Company’s vessels, pursuant to a letter agreement, or the Letter Agreement, concluded between Central Mare, a related party controlled by the family of the Company’s Chief Executive Officer, and the Company, as well as management agreements concluded between Central Mare and the Company’s vessel-owning subsidiaries. Furthermore, the Letter Agreement provided for the provision of services in connection with compliance with Section 404 of the Sarbanes-Oxley Act of 2002, services rendered in relation to the Company's maintenance of proper books and records, services in relation to the financial reporting requirements of the Company under SEC and NASDAQ rules and regulations and information-system related services.

Pursuant to an amendment of the Letter Agreement on January 1, 2013, the Company paid a management fee of $250 per day per vessel up to June 30, 2013 and $258 per day per vessel up to October 16, 2013. That fee included all the abovementioned services. On October 16, 2013, the Letter Agreement was amended again and it provided for a fixed monthly fee of $15 for the provision of all the abovementioned services for the period when the Company did not have any operating vessels.

Also Central Mare received a chartering commission of 1.25% on all freight, hire and demurrage revenues; a commission of 1.00% of all gross sale proceeds or the purchase price paid for vessels; a commission of 0.2% on derivative agreements and loan financing or refinancing and a newbuilding supervision fee of Euro 437, or approximately $531, per newbuilding vessel. All the abovementioned commissions and fees would apply only in the case that the service was provided.

On March 7, 2014, the Company terminated the Letter Agreement with Central Mare. No penalty was paid in connection with this termination.

(b)  Central Mare– Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare pursuant to which Central Mare provides the Company with its executive officers (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Executive Vice President).

On March 1, 2011, the Company entered into an agreement with Central Mare pursuant to which, Central Mare furnishes certain administrative employees. Under the terms of this agreement the Company is obligated to pay an annual base salary. On July 1, 2012 the Executive Officers and Other Personnel Agreements were amended and the salaries of the executive officers were reduced as was the number of administrative employees provided. On January 1, 2014, the Executive Officers and Other Personnel Agreements were amended and the salaries of the executive officers were further reduced. On July 1, 2014, the Executive Officers and Other Personnel Agreements were amended and the salaries of the executive officers were increased.

As of December 31, 2014 the amount due from Central Mare was $25 and is presented in Due from related parties, which is separately presented on the accompanying consolidated balance sheets. The amount mainly concerns prepaid administrative expenses. At December 31, 2013, the amount due to Central Mare was $807 and is presented in Due To Related Parties.

The fees charged by Central Mare for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Year Ended December 31,
	2012	2013	2014	Presented in:
Management fees	2,345	505	33	Management fees - related party - Statement of comprehensive (loss)/income
Executive officers and other personnel expenses	2,349	1,760	840	General and administrative expenses - Statement of comprehensive (loss)/income
Superintendent fees	29	-	-	Vessel operating expenses - Statement of comprehensive (loss)/income
Commission for sale of vessels	-	260	-	Gain on sale of vessels - Statement of comprehensive (loss)/income
Commission on charter hire agreements	275	150	-	Voyage expenses - Statement of comprehensive (loss)/income
Management agreement termination fees	-	846	-	Management fees - related party - Statement of comprehensive (loss)/income
Total	4,998	3,521	873

(c)  Newbuilding Vessel Acquisitions from affiliated entities: From December 5, 2013 to March 19, 2014 the Company entered into a series of transactions with a number of entities affiliated with our President, Chief Executive Officer and Director, Evangelos J. Pistiolis that led to the purchase of our fleet of newbuilding vessels (see Note 4).

(d)  Central Shipping Monaco SAM (“CSM”) – Letter Agreement and Management Agreements: On March 10, 2014, the Company entered into a new letter agreement, or the New Letter Agreement, with CSM, a related party controlled by President, Chief Executive Officer and Director, Evangelos J. Pistiolis, and on March 10, 2014 and June 18, 2014 the Company entered into management agreements, or Management Agreements, between CSM and our vessel-owning subsidiaries respectively. The New Letter Agreement can only be terminated subject to an eighteen-month advance notice, subject to a termination fee equal to twelve months of fees payable under the New Letter Agreement.

Pursuant to the New Letter Agreement, as well as management agreements concluded between CSM and the Company’s vessel-owning subsidiaries, the Company pays a technical management fee of $550 per day per vessel for the provision of technical, operation, insurance, bunkering and crew management, commencing three months before the vessel is scheduled to be delivered by the shipyard and a commercial management fee of $300 per day per vessel, commencing from the date the vessel is delivered from the shipyard. In addition, the management agreements provide for payment to CSM of: (i) $500 per day for superintendent visits plus actual expenses; (ii) a chartering commission of 1.25% on all freight, hire and demurrage revenues; (iii) a commission of 1.00% of all gross vessel sale proceeds or the purchase price paid for vessels and (iv) a financing fee of 0.2% on derivative agreements and loan financing or refinancing. CSM also performs supervision services for all of the Company’s newbuilding vessels while the vessels are under construction, for which the Company pays CSM the actual cost of the supervision services plus a fee of 7% of such supervision services.

CSM provides, at cost, all accounting, reporting and administrative services. Finally, the New Letter Agreement provides for a performance incentive fee for the provision of management services to be determined at the discretion of the Company. The Management agreements have an initial term of five years, after which they will continue to be in effect until terminated by either party subject to an eighteen-month advance notice of termination. Pursuant to the terms of the management agreements, all fees payable to CSM are adjusted annually according to the US Consumer Price Inflation of the previous year.

As of December 31, 2014 the amount due to CSM was $608 and is presented in Due To Related Parties, which is separately presented on the accompanying consolidated balance sheets. The amount concerns $400 of incentive fees, $155 of supervision services costs and fees, $49 of superintendent fees and $4 of management fees. As of December 31, 2013, there was no amount due to/from CSM.

On December 31, 2014, the Board of Directors granted to CSM a performance incentive fee for the provision of management services throughout 2014 amounting to $400, in accordance with the management agreement between the Company and CSM dated March 10, 2014. This performance incentive fee is included in Management fees - related parties in the consolidated statements of comprehensive (loss)/income for the year ended December 31, 2014.

The fees charged by CSM for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Year Ended December 31,
	2012	2013	2014	Presented in:
Technical management fees	-	-	50	Capitalized under Vessels, net – Balance sheet
		-	166	Management fees - related parties -Statement of comprehensive (loss)/income
Supervision services costs and fees	-	-	500	Capitalized under Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	-	-	31	Vessel operating expenses -Statement of comprehensive (loss)/income
	-	-	18	Capitalized under Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	-	-	104	Management fees - related parties -Statement of comprehensive (loss)/income
	-	-	10	Capitalized under Prepayments and other – Balance sheet
Financing fees	-	-	40	Capitalized under Deferred charges – Balance sheet
Commission for sale and purchase of vessels	-	-	383	Capitalized under Vessels, net – Balance sheet
Commission on charter hire agreements	-	-	46	Voyage expenses - Statement of comprehensive (loss)/income
Performance incentive fee	-	-	400	Management fees - related parties - Statement of comprehensive (loss)/income
Total	-	-	1,748